Debt and Commitments - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term debt	$ 2,557	$ 995
Total long-term debt	2,557	995
Less due within one year	211	183
Total long term non current debt	2,346	812
3.625% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	750	750
Total long-term debt	750	750
4.150% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	650
Total long-term debt	650
1.900% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	597
Total long-term debt	597
3.100% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	307
Total long-term debt	307
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	202	173
Total long-term debt	202	173
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	9	19
Total long-term debt	9	19
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	42	53
Total long-term debt	$ 42	$ 53